American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
May 31, 2025

Avantis International Small Cap Value Fund - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.8%
Australia — 9.3%
29Metals Ltd.(1)(2)	107,289	13,791
Adairs Ltd.(2)	96,960	170,087
Aeris Resources Ltd.(1)(2)	67,237	7,385
Alkane Resources Ltd.(1)(2)	286,743	142,790
Alliance Aviation Services Ltd.(1)	9,551	15,685
Amplitude Energy Ltd.(1)(2)	782,026	98,320
Aurelia Metals Ltd.(1)	386,629	74,773
Aurizon Holdings Ltd.	142,865	271,668
Austal Ltd.(1)	108,781	387,173
Australian Agricultural Co. Ltd.(1)	38,261	34,040
Australian Finance Group Ltd.(2)	51,743	73,352
Bank of Queensland Ltd.	296,192	1,491,276
Beach Energy Ltd.	1,966,156	1,704,066
Bega Cheese Ltd.	10,736	37,703
Bendigo & Adelaide Bank Ltd.	106,968	826,132
Bravura Solutions Ltd.	87,571	144,167
Capricorn Metals Ltd.(1)	165,176	1,044,608
Catalyst Metals Ltd.(1)	155,650	649,098
Challenger Ltd.	292,257	1,434,058
Champion Iron Ltd.(2)	312,036	871,665
Coast Entertainment Holdings Ltd.(1)(2)	93,560	25,027
Coronado Global Resources, Inc.	260,622	18,467
Dyno Nobel Ltd.	127,139	219,591
Elders Ltd.	67,072	272,352
Emeco Holdings Ltd.(1)(2)	88,013	41,992
Emerald Resources NL(1)(2)	158,000	486,212
EML Payments Ltd.(1)(2)	3,043	2,217
Evolution Mining Ltd.	133,072	764,050
EVT Ltd.	35,373	370,196
FleetPartners Group Ltd.(1)(2)	76,422	146,149
Gold Road Resources Ltd.	618,427	1,361,315
GrainCorp Ltd., A Shares	157,786	781,015
Grange Resources Ltd.	222,445	27,266
GWA Group Ltd.	3,958	5,867
Harvey Norman Holdings Ltd.	201,413	680,148
Helia Group Ltd.	326,671	1,095,309
HUB24 Ltd.	126	6,794
Humm Group Ltd.(2)	50,226	14,726
Iluka Resources Ltd.	242,809	574,613
Infomedia Ltd.	30,568	23,810
Inghams Group Ltd.	374,841	905,859
Insignia Financial Ltd.(1)	281,660	608,833
JB Hi-Fi Ltd.	14,946	1,038,322
Karoon Energy Ltd.	994,535	1,067,092
Leo Lithium Ltd.(2)	183,575	1,183
MAC Copper Ltd.(1)	5,468	67,429
MAC Copper Ltd., Class A(1)	11,180	135,949
Macmahon Holdings Ltd.	201,489	38,427
Magellan Financial Group Ltd.	106,014	571,963

Mayne Pharma Group Ltd.(1)(2)	12,223	38,937
McMillan Shakespeare Ltd.	20,883	210,163
Metals X Ltd.(1)	302,924	103,489
Metcash Ltd.	275,039	599,286
Mineral Resources Ltd.(1)(2)	35,778	511,513
Monadelphous Group Ltd.	84,061	934,776
Mount Gibson Iron Ltd.(1)	54,215	10,140
Myer Holdings Ltd.	592,902	263,758
MyState Ltd.	7,500	19,818
New Hope Corp. Ltd.(2)	517,600	1,240,744
nib holdings Ltd.	81,151	351,767
Nickel Industries Ltd.	515,347	227,499
NRW Holdings Ltd.	313,797	566,351
Nufarm Ltd.(1)	304,793	468,182
OFX Group Ltd.(1)(2)	32,997	15,326
Ora Banda Mining Ltd.(1)	332,931	247,509
Orora Ltd.	449,104	541,532
Pacific Current Group Ltd.(2)	868	6,242
Pantoro Gold Ltd.(1)(2)	23,867	52,678
Perenti Ltd.	692,924	703,849
Perseus Mining Ltd.	1,553,383	3,920,899
Platinum Asset Management Ltd.(2)	199,755	70,812
Premier Investments Ltd.	25,224	332,390
Qube Holdings Ltd.	43,175	117,991
Ramelius Resources Ltd.	1,164,780	2,177,234
Regis Resources Ltd.(1)	921,798	3,029,083
Reject Shop Ltd.	9,853	42,091
Resimac Group Ltd.	17,203	9,423
Resolute Mining Ltd.(1)	2,465,223	1,007,423
Ridley Corp. Ltd.	134,919	234,781
Sandfire Resources Ltd.(1)	199,302	1,483,930
Seven West Media Ltd.(1)	212,976	22,635
Sims Ltd.	133,700	1,304,655
Solvar Ltd.(2)	24,697	26,197
Southern Cross Media Group Ltd.(1)	65,243	28,346
SRG Global Ltd.	201,617	195,637
Stanmore Resources Ltd.	221,517	279,677
Star Entertainment Group Ltd.(1)(2)	1,258,884	85,115
Super Retail Group Ltd.	118,177	1,090,535
Ten Sixty Four Ltd.(1)	4,832	31
Terracom Ltd.(2)	194,588	7,917
Tyro Payments Ltd.(1)	106,005	60,477
Universal Store Holdings Ltd.	14,729	73,702
Vault Minerals Ltd.(1)	1,736,363	507,293
Viva Energy Group Ltd.	378,133	455,823
West African Resources Ltd.(1)	1,198,433	2,202,853
Westgold Resources Ltd.	150,223	296,159
Whitehaven Coal Ltd.(2)	688,535	2,467,016
Zip Co. Ltd.(1)(2)	344,164	439,669
		49,927,363
Austria — 1.1%
AT&S Austria Technologie & Systemtechnik AG(1)	45,313	873,966
CPI Europe AG(1)	21,442	434,825
Lenzing AG(1)	45,878	1,376,031
Porr AG	51,333	1,697,337

Semperit AG Holding	4,585	73,479
UNIQA Insurance Group AG	85,837	1,190,908
		5,646,546
Belgium — 1.5%
Barco NV	12,389	181,792
Bekaert SA	30,841	1,252,877
bpost SA(1)(2)	61,563	133,282
Cie d'Entreprises CFE	3,893	37,489
Deceuninck NV(2)	1,622	4,000
Deme Group NV	1,548	240,673
Gimv NV	3,966	200,269
Ion Beam Applications	785	10,806
Jensen-Group NV	250	15,350
KBC Ancora	17,003	1,236,985
Kinepolis Group NV	8,672	342,356
Melexis NV(2)	1,892	127,195
Proximus SADP	103,011	898,695
Solvay SA	43,242	1,422,112
Tessenderlo Group SA(2)	9,237	282,787
Umicore SA(2)	137,139	1,508,965
		7,895,633
Canada — 9.4%
ADENTRA, Inc.	7,330	138,337
Advantage Energy Ltd.(1)	98,100	799,182
Aecon Group, Inc.	500	6,871
Alamos Gold, Inc., Class A	629	16,289
Alaris Equity Partners Income	1,400	18,893
Algoma Central Corp.	200	2,322
Aris Mining Corp.(1)	47,300	309,164
Athabasca Oil Corp.(1)	270,200	1,015,945
AutoCanada, Inc.(1)	100	1,595
B2Gold Corp.	786,052	2,640,507
Badger Infrastructure Solutions Ltd.	7,800	253,549
Baytex Energy Corp.(2)	314,849	511,614
Birchcliff Energy Ltd.	53,215	251,272
Bird Construction, Inc.	2,290	45,121
Bonterra Energy Corp.(1)	5,800	15,215
Brookfield Wealth Solutions Ltd.(1)	7,300	427,569
Calfrac Well Services Ltd.(1)	4,100	9,769
Calibre Mining Corp.(1)	32,600	75,303
Canacol Energy Ltd.(1)(2)	3,101	6,214
Capital Power Corp.	41,100	1,648,073
Cardinal Energy Ltd.(2)	76,900	344,617
Cascades, Inc.	32,800	211,281
Centerra Gold, Inc.	106,187	757,511
CES Energy Solutions Corp.	89,620	408,150
Chorus Aviation, Inc.(1)	6,147	93,480
Doman Building Materials Group Ltd.(2)	2,200	13,466
Dorel Industries, Inc., Class B(1)	877	895
Dundee Precious Metals, Inc.	53,400	822,975
Eldorado Gold Corp.(1)	74,600	1,505,209
Enerflex Ltd.	76,086	536,125
Ensign Energy Services, Inc.(1)(2)	30,100	43,647
Equinox Gold Corp.(1)(2)	121,553	806,899
Evertz Technologies Ltd.	200	1,742

Finning International, Inc.	63,900	2,358,855
First National Financial Corp.(2)	700	19,821
Fortuna Mining Corp.(1)	173,700	1,016,367
Freehold Royalties Ltd.(2)	6,700	58,781
Frontera Energy Corp.(2)	8,601	36,413
Galiano Gold, Inc.(1)	66	89
goeasy Ltd.(2)	4,730	515,170
Headwater Exploration, Inc.(2)	135,510	616,157
Hudbay Minerals, Inc.	171,925	1,532,148
Hut 8 Corp.(1)	234	3,564
iA Financial Corp., Inc.	75	7,636
IAMGOLD Corp.(1)	314,100	2,151,448
International Petroleum Corp.(1)(2)	33,702	489,438
Jaguar Mining, Inc.(1)(2)	3,200	8,721
Journey Energy, Inc.(1)(2)	520	629
K92 Mining, Inc.(1)	33,600	348,891
Kelt Exploration Ltd.(1)	29,700	144,567
Kinross Gold Corp.	241,743	3,568,851
Laurentian Bank of Canada	8,200	182,840
Linamar Corp.(2)	14,200	649,184
Lithium Argentina AG(1)(2)	7,900	13,873
Logan Energy Corp.(1)(2)	71,900	31,435
Lotus Creek Exploration, Inc.(1)	1,972	1,236
Lundin Gold, Inc.	35,500	1,715,310
Lundin Mining Corp.	33,300	315,202
Martinrea International, Inc.	29,160	179,123
Mattr Corp.(1)(2)	2,525	17,369
MDA Space Ltd.(1)	3,500	72,405
MEG Energy Corp.	97,000	1,697,774
Meren Energy, Inc.	98,200	128,801
Mullen Group Ltd.	22,700	230,747
New Gold, Inc.(1)	392,670	1,745,391
North American Construction Group Ltd.	14,249	245,037
NuVista Energy Ltd.(1)	87,888	885,060
Obsidian Energy Ltd.(1)(2)	16,100	77,077
OceanaGold Corp.	416,800	1,855,684
Paramount Resources Ltd., A Shares(2)	53,600	744,038
Parex Resources, Inc.	54,100	534,949
PetroTal Corp.(2)	367,500	155,318
Peyto Exploration & Development Corp.(2)	113,100	1,524,647
PHX Energy Services Corp.(2)	3,700	21,434
Pizza Pizza Royalty Corp.(2)	5,600	59,903
Precision Drilling Corp.(1)(2)	5,910	255,417
Real Matters, Inc.(1)(2)	13,400	55,754
Russel Metals, Inc.	19,682	589,019
Saturn Oil & Gas, Inc.(1)(2)	4,900	6,213
Secure Waste Infrastructure Corp.	43,286	483,216
South Bow Corp.	10,400	269,558
Spartan Delta Corp.(1)(2)	40,300	90,446
STEP Energy Services Ltd.(1)(2)	3,000	8,504
SunOpta, Inc.(1)	7,700	48,814
Surge Energy, Inc.(2)	68,800	266,707
Tamarack Valley Energy Ltd.(2)	346,400	1,103,048
Taseko Mines Ltd.(1)(2)	111,000	249,929
Torex Gold Resources, Inc.(1)	61,900	1,987,331

Total Energy Services, Inc.	7,000	52,793
Transcontinental, Inc., Class A	800	12,463
Trican Well Service Ltd.	99,105	309,805
Valeura Energy, Inc.(1)(2)	65,200	313,564
Vermilion Energy, Inc.	84,200	549,737
Wajax Corp.	4,775	78,252
Wesdome Gold Mines Ltd.(1)	25,200	334,751
Western Forest Products, Inc.(1)(2)	34,700	10,367
Westshore Terminals Investment Corp.	3,800	73,793
Whitecap Resources, Inc.(2)	555,208	3,463,096
		50,312,761
China — 0.0%
China Gold International Resources Corp. Ltd.(2)	2,500	19,073
Ever Sunshine Services Group Ltd.	266,000	64,193
LK Technology Holdings Ltd.(2)	250	96
		83,362
Denmark — 1.4%
D/S Norden AS	14,365	436,351
Dfds AS(1)	1,977	31,585
H&H International AS, B Shares(1)	1,425	29,252
Harboes Bryggeri AS, Class B	336	7,586
Jyske Bank AS	5,782	543,276
Nilfisk Holding AS(1)	2,671	37,450
NKT AS(1)	33,997	2,913,506
NTG Nordic Transport Group AS(1)	232	7,243
Per Aarsleff Holding AS	10,978	994,877
Solar AS, B Shares	3,611	170,336
Sydbank AS	27,620	1,846,669
TORM PLC, Class A(2)	22,581	377,872
		7,396,003
Finland — 1.0%
Aspo OYJ	1,402	8,372
Atria OYJ	343	4,928
Citycon OYJ(2)	19,317	82,174
Finnair OYJ(1)(2)	153,751	514,422
Harvia OYJ	7,466	407,609
Incap OYJ(1)(2)	1,674	20,567
Kalmar OYJ, B Shares	11,346	400,162
Kemira OYJ	1,069	23,506
Lassila & Tikanoja OYJ	14,024	147,483
Marimekko OYJ	10,569	160,613
Nokian Renkaat OYJ(2)	166,197	1,238,903
Outokumpu OYJ(2)	228,451	884,833
Puuilo OYJ	79,171	1,171,048
Talenom OYJ(2)	3,181	13,594
Tokmanni Group Corp.(2)	31,388	393,748
Verkkokauppa.com OYJ(1)(2)	249	743
YIT OYJ(1)(2)	6,962	21,440
		5,494,145
France — 3.0%
AKWEL SADIR(2)	113	961
Aperam SA	6,299	191,436
Ayvens SA(2)	20,507	208,381
Beneteau SACA(2)	19,483	186,655
Catana Group(2)	4,546	17,821

Cie des Alpes	21,654	448,920
Clariane SE(1)(2)	70,770	303,457
Coface SA	61,312	1,146,916
Derichebourg SA	112,467	769,474
Emeis SA(1)	39,173	453,289
Esso SA Francaise	1,404	215,817
Etablissements Maurel et Prom SA	65,205	354,287
Euroapi SA(1)	22,876	77,567
Eutelsat Communications SACA(1)(2)	90,114	335,598
Genfit SA(1)(2)	3,937	17,981
Groupe LDLC	755	6,153
Guerbet	63	1,442
ID Logistics Group SACA(1)	30	14,291
Jacquet Metals SACA	893	22,974
JCDecaux SE	2,163	37,127
Kaufman & Broad SA	11,089	422,150
Maisons du Monde SA(2)	12,783	36,270
Manitou BF SA	4,237	100,800
Mersen SA	17,622	409,308
Metropole Television SA(2)	9,976	140,514
Nexans SA	228	26,226
Nexity SA(1)(2)	12,034	136,857
Opmobility	50,819	620,132
OVH Groupe SAS(1)	4,613	73,308
Pullup Entertainment(1)	483	10,884
ReWorld Media SA(1)	1,855	3,409
SES SA	345,490	1,969,840
SMCP SA(1)(2)	28,845	137,942
Solutions 30 SE(1)(2)	53,541	95,549
Synergie SE(1)	96	3,597
Television Francaise 1 SA	37,925	366,733
Ubisoft Entertainment SA(1)	79,591	911,654
Valeo SE(2)	181,489	1,911,466
Vallourec SACA(2)	133,288	2,256,553
Verallia SA(2)	9,459	300,293
Vicat SACA	10,201	663,711
VusionGroup	1,464	378,374
X-Fab Silicon Foundries SE(1)(2)	48,928	285,563
		16,071,680
Germany — 3.9%
1&1 AG	7,541	156,307
2G Energy AG	6,750	235,733
7C Solarparken AG	5,130	11,633
AlzChem Group AG	4,023	569,706
Aurubis AG	5,082	446,825
Baader Bank AG(1)	2,427	12,533
Bertrandt AG	560	12,661
Bijou Brigitte AG	517	26,196
Borussia Dortmund GmbH & Co. KGaA	37,393	162,004
CANCOM SE	8,322	266,209
Cewe Stiftung & Co. KGaA	2,659	301,553
Deutsche Rohstoff AG	583	23,507
Deutz AG	73,232	614,851
Draegerwerk AG & Co. KGaA	622	38,998
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	179,612

Einhell Germany AG, Preference Shares	1,570	140,201
Elmos Semiconductor SE	3,370	259,305
ElringKlinger AG	6,169	31,804
Energiekontor AG(1)	545	26,436
flatexDEGIRO AG	53,325	1,482,079
Friedrich Vorwerk Group SE	5,371	371,126
Gesco SE(1)	473	9,673
Grand City Properties SA(1)	12,308	156,297
Grenke AG	1,244	19,666
Heidelberger Druckmaschinen AG(1)	189,120	311,668
Hornbach Holding AG & Co. KGaA	6,519	658,031
HUGO BOSS AG	27,144	1,257,747
Indus Holding AG	8,403	209,487
Instone Real Estate Group SE	1,981	20,220
JOST Werke SE	5,566	321,652
Jungheinrich AG, Preference Shares	35,468	1,424,004
K&S AG	27,193	495,236
Kloeckner & Co. SE	38,173	272,462
Koenig & Bauer AG(1)	6,503	96,034
Krones AG	7,181	1,131,081
KSB SE & Co. KGaA	1	960
KSB SE & Co. KGaA, Preference Shares	69	60,725
Lang & Schwarz AG	2,492	63,473
Lanxess AG	51,356	1,588,084
Multitude PLC	937	7,563
Mutares SE & Co. KGaA	10,033	376,008
Norma Group SE	18,384	258,935
ProCredit Holding AG	7,223	86,165
SAF-Holland SE	35,384	655,638
Salzgitter AG	10,701	255,342
Schaeffler AG	76,463	368,137
Siltronic AG	2,644	108,752
Sixt SE	9,709	921,693
Sixt SE, Preference Shares	11,804	805,474
SMA Solar Technology AG(1)	8,550	189,473
Steico SE(1)	3,351	81,646
STO SE & Co. KGaA, Preference Shares	1,138	150,041
Suedzucker AG	44,896	574,640
TAG Immobilien AG	20,097	339,726
thyssenkrupp AG	222,457	2,166,358
Villeroy & Boch AG, Preference Shares	993	18,717
Vossloh AG	192	16,723
Wacker Neuson SE	5,013	127,238
Wuestenrot & Wuerttembergische AG	829	13,046
		20,987,094
Hong Kong — 1.4%
Analogue Holdings Ltd.	12,000	1,161
AustAsia Group Ltd.(1)	5,580	1,128
BOCOM International Holdings Co. Ltd.(1)	29,000	999
Bright Smart Securities & Commodities Group Ltd.(2)	890,000	821,975
Cafe de Coral Holdings Ltd.	332,000	294,351
Chow Sang Sang Holdings International Ltd.	57,000	58,024
Crystal International Group Ltd.	15,500	9,836
CSI Properties Ltd.(1)	175,000	3,837
Dah Sing Banking Group Ltd.	224,000	253,653

Dah Sing Financial Holdings Ltd.	84,800	316,924
Dickson Concepts International Ltd.	25,000	22,062
Eagle Nice International Holdings Ltd.	2,000	959
E-Commodities Holdings Ltd.(2)	1,440,000	137,484
Hang Lung Group Ltd.	178,000	255,277
IGG, Inc.	35,000	15,743
Impro Precision Industries Ltd.	166,000	53,613
International Housewares Retail Co. Ltd.	10,000	1,157
Johnson Electric Holdings Ltd.	439,906	1,173,198
JS Global Lifestyle Co. Ltd.(1)(2)	967,500	245,208
K Wah International Holdings Ltd.	166,000	38,224
Karrie International Holdings Ltd.	74,000	7,260
Minmetals Land Ltd.(1)	4,000	214
Oriental Watch Holdings	66,000	30,040
Pacific Basin Shipping Ltd.	3,591,000	885,097
PAX Global Technology Ltd.	39,000	23,766
PC Partner Group Ltd.	30,000	24,601
Regina Miracle International Holdings Ltd.	25,000	5,169
Shun Tak Holdings Ltd.(1)(2)	406,000	30,504
Singamas Container Holdings Ltd.	430,000	36,657
SmarTone Telecommunications Holdings Ltd.	92,000	51,372
Stella International Holdings Ltd.	89,000	158,770
Sun Hung Kai & Co. Ltd.	38,000	14,720
Tai Hing Group Holdings Ltd.	50,000	6,055
Ten Pao Group Holdings Ltd.	80,000	15,582
Texhong International Group Ltd.	102,000	44,201
Texwinca Holdings Ltd.	26,000	2,119
Truly International Holdings Ltd.	218,000	27,434
United Energy Group Ltd.	6,848,000	409,709
United Laboratories International Holdings Ltd.	998,000	1,856,105
Value Partners Group Ltd.	47,000	8,409
Yue Yuen Industrial Holdings Ltd.	59,000	88,645
		7,431,242
Ireland — 0.3%
Dalata Hotel Group PLC	195,422	1,275,834
FBD Holdings PLC	2,442	36,136
Glenveagh Properties PLC(1)	11,082	22,622
Origin Enterprises PLC	19,713	79,023
Permanent TSB Group Holdings PLC(1)(2)	4,574	9,192
		1,422,807
Israel — 2.8%
Adgar Investment & Development Ltd.(1)	786	1,037
Africa Israel Residences Ltd.	749	48,072
Alony Hetz Properties & Investments Ltd.	28,693	243,310
Ashdod Refinery Ltd.(1)	1,929	32,059
Aspen Group Ltd.	664	1,242
Azorim-Investment Development & Construction Co. Ltd.	12,270	59,624
Big Shopping Centers Ltd.(1)	2,752	444,109
Blue Square Real Estate Ltd.	98	9,454
Caesarstone Ltd.(1)	611	1,039
Carasso Motors Ltd.	2,263	19,324
Cellcom Israel Ltd.(1)	11,701	83,770
Clal Insurance Enterprises Holdings Ltd.	35,583	1,112,792
Delek Automotive Systems Ltd.(1)	704	5,442
Delek Group Ltd.	5,943	1,048,336

Delta Galil Ltd.	2,662	134,518
Direct Finance of Direct Group 2006 Ltd.	165	24,747
Dor Alon Energy in Israel 1988 Ltd.(1)	81	2,773
Doral Group Renewable Energy Resources Ltd.(1)	41,467	170,068
El Al Israel Airlines(1)	96,639	357,841
Elco Ltd.	345	17,339
Energix-Renewable Energies Ltd.	27,614	87,713
Enlight Renewable Energy Ltd.(1)	7,650	149,748
Equital Ltd.(1)	6,646	249,139
Fattal Holdings 1998 Ltd.(1)	3,348	507,458
FIBI Holdings Ltd.	9,053	596,099
First International Bank Of Israel Ltd.	4,077	256,665
Fox Wizel Ltd.	2,055	174,027
G City Ltd.	30,739	108,124
Harel Insurance Investments & Financial Services Ltd.	53,063	1,076,103
IDI Insurance Co. Ltd.	1,951	108,562
Inrom Construction Industries Ltd.	6,953	34,840
Isracard Ltd.	96,514	455,322
Israel Corp. Ltd.	1,752	547,710
Isras Holdings Ltd.(1)	163	18,659
Isras Investment Co. Ltd.	364	84,625
Land Development Nimrodi Group Ltd.	2,361	20,832
M Yochananof & Sons Ltd.	273	20,992
Malam-Team Holding Ltd.(1)	163	7,029
Menora Mivtachim Holdings Ltd.	10,208	596,137
Migdal Insurance & Financial Holdings Ltd.	189,271	414,600
Mizrahi Tefahot Bank Ltd.	1	29
Naphtha Israel Petroleum Corp. Ltd.	2,351	16,279
Neto Malinda Trading Ltd.	2,221	76,948
Nexxen International Ltd.(1)	28,322	329,407
Norstar Holdings, Inc.	1,824	5,451
Oil Refineries Ltd.	1,783,064	459,248
Partner Communications Co. Ltd.	65,087	449,039
Paz Retail & Energy Ltd.	927	146,371
Perion Network Ltd.(1)	573	6,123
Phoenix Financial Ltd.	63,537	1,531,803
Property & Building Corp. Ltd.	90	6,694
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	7,707
Scope Metals Group Ltd.(1)	69	2,730
Shikun & Binui Ltd.(1)	46,124	158,992
Shufersal Ltd.	112,222	1,125,498
Summit Real Estate Holdings Ltd.	1,418	21,611
Tadiran Group Ltd.	102	4,471
Tamar Petroleum Ltd.	4,695	48,103
Tera Light Ltd.(1)	1,388	3,553
Victory Supermarket Chain Ltd.	265	3,598
YH Dimri Construction & Development Ltd.	921	82,067
ZIM Integrated Shipping Services Ltd.	58,921	1,028,171
		14,845,173
Italy — 3.0%
Aeffe SpA(1)	1,917	1,132
Aquafil SpA(1)	14,237	22,625
Banca IFIS SpA(2)	10,913	287,211
Banca Popolare di Sondrio SpA	205,776	2,777,169
Banca Sistema SpA(1)	12,370	24,415

Banco di Desio e della Brianza SpA(2)	10,982	98,007
BasicNet SpA	2,836	27,431
BFF Bank SpA(1)	85,916	886,864
Brembo NV(2)	8,316	76,108
Cementir Holding NV	5,529	87,585
Credito Emiliano SpA	57,026	783,667
d'Amico International Shipping SA(2)	78,261	293,345
Danieli & C Officine Meccaniche SpA(2)	445	18,160
Danieli & C Officine Meccaniche SpA, Preference Shares	273	8,740
Digital Bros SpA(1)(2)	3,854	59,601
Emak SpA	6,148	6,493
ERG SpA	26,060	551,102
Esprinet SpA(2)	10,883	48,934
Eurogroup Laminations SpA(2)	17,758	55,984
Ferretti SpA(2)	66,348	215,667
Fila SpA	13,924	151,700
Fincantieri SpA(1)	58,816	1,051,228
Gefran SpA	300	3,629
Geox SpA(1)(2)	34,516	13,038
Iveco Group NV	137,114	2,730,340
Maire SpA	6,538	83,505
MFE-MediaForEurope NV, Class A(2)	144,203	530,274
MFE-MediaForEurope NV, Class B(2)	52,138	250,944
NewPrinces SpA(1)	7,298	151,013
Orsero SpA	1,264	20,231
OVS SpA	184,882	793,034
Safilo Group SpA(1)(2)	94,773	96,556
Saipem SpA(2)	579,976	1,438,323
Sanlorenzo SpA(2)	2,727	94,390
Sesa SpA(2)	2,914	270,686
Sogefi SpA(2)	34,852	86,615
TREVI - Finanziaria Industriale SpA(1)	46,222	18,630
Webuild SpA(2)	548,177	2,236,493
		16,350,869
Japan — 31.6%
77 Bank Ltd.	21,300	719,165
Adastria Co. Ltd.	7,800	151,458
ADEKA Corp.	400	7,377
AEON Financial Service Co. Ltd.	73,000	663,623
Aeon Hokkaido Corp.	6,500	39,826
AFC-HD AMS Life Science Co. Ltd.	1,300	7,753
Ahresty Corp.	9,900	49,323
Aichi Corp.(2)	20,900	199,259
Aichi Steel Corp.	5,400	279,419
Aiful Corp.	26,600	73,427
Air Water, Inc.	2,100	29,307
Airman Corp.	2,000	27,227
Airport Facilities Co. Ltd.	400	2,242
Aisan Industry Co. Ltd.	43,700	560,199
Akebono Brake Industry Co. Ltd.(1)	44,000	30,975
Alconix Corp.	20,700	243,866
Alinco, Inc.	200	1,395
Allied Telesis Holdings KK	43,600	49,324
Alpen Co. Ltd.(2)	1,400	22,692
Alps Alpine Co. Ltd.	114,200	1,093,574

Amuse, Inc.	400	4,505
AOKI Holdings, Inc.	23,100	240,846
Aoyama Trading Co. Ltd.	19,100	288,684
Arakawa Chemical Industries Ltd.	1,500	11,588
Arata Corp.	22,300	468,391
ARCLANDS Corp.	44,600	528,839
Arcs Co. Ltd.	29,000	576,014
ARE Holdings, Inc.	8,900	110,845
Artience Co. Ltd.	22,300	459,964
Asahi Co. Ltd.	7,300	68,851
Asahi Yukizai Corp.(2)	5,500	148,714
Asanuma Corp.	54,000	275,754
Asia Pile Holdings Corp.	8,700	56,822
ASKUL Corp.	2,900	31,133
Autobacs Seven Co. Ltd.	200	2,008
Avex, Inc.	4,400	38,745
Awa Bank Ltd.	7,900	154,490
Axial Retailing, Inc.	52,800	418,332
Bando Chemical Industries Ltd.	9,900	111,297
Bank of Nagoya Ltd.	5,500	307,128
Bank of Saga Ltd.	4,300	65,476
Bank of the Ryukyus Ltd.	12,300	99,025
Belc Co. Ltd.	3,100	151,912
Belluna Co. Ltd.	6,600	40,427
B-Lot Co. Ltd.	6,300	54,863
BML, Inc.	700	14,560
Bookoff Group Holdings Ltd.	2,800	27,953
Bunka Shutter Co. Ltd.	19,100	283,678
Canon Electronics, Inc.	14,700	280,753
Carlit Co. Ltd.(2)	6,200	49,598
Cawachi Ltd.	1,600	31,227
Central Glass Co. Ltd.(2)	14,400	290,350
Chiba Kogyo Bank Ltd.(2)	19,900	162,013
Chori Co. Ltd.	1,300	34,539
Chubu Shiryo Co. Ltd.	1,600	16,961
Chubu Steel Plate Co. Ltd.(2)	4,900	68,162
Chuetsu Pulp & Paper Co. Ltd.(2)	2,700	30,990
Chugoku Marine Paints Ltd.	1,200	18,458
CKD Corp.	16,800	267,994
CMK Corp.	48,200	112,642
Coca-Cola Bottlers Japan Holdings, Inc.	7,700	127,126
Cosmo Energy Holdings Co. Ltd.	22,600	953,250
Credit Saison Co. Ltd.	46,300	1,259,849
CTI Engineering Co. Ltd.	6,000	106,772
Daicel Corp.	188,500	1,607,332
Daido Metal Co. Ltd.	8,100	35,094
Daido Steel Co. Ltd.	89,400	604,056
Daihatsu Infinearth Mfg Co. Ltd.	3,900	50,464
Daiho Corp.(2)	2,000	11,495
Daiichi Jitsugyo Co. Ltd.	2,100	32,417
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	917
Daiki Aluminium Industry Co. Ltd.	1,100	7,265
Daikoku Denki Co. Ltd.(2)	3,200	46,995
Daikokutenbussan Co. Ltd.(2)	1,100	58,163
Daikyonishikawa Corp.	5,100	22,781

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	64,958
Daio Paper Corp.(2)	92,600	533,800
Daishi Hokuetsu Financial Group, Inc.	24,000	551,834
Daishinku Corp.	1,500	5,512
Daito Pharmaceutical Co. Ltd.(2)	8,000	54,647
Daitron Co. Ltd.	3,500	90,120
Daiwabo Holdings Co. Ltd.	17,200	289,763
DCM Holdings Co. Ltd.	4,300	39,213
Denka Co. Ltd.	73,400	1,044,829
Densan System Holdings Co. Ltd.	400	6,973
DIC Corp.	70,500	1,452,384
DKS Co. Ltd.	1,700	41,659
Dowa Holdings Co. Ltd.	28,500	901,350
Dream Incubator, Inc.	600	10,467
DyDo Group Holdings, Inc.(2)	10,200	189,663
Eagle Industry Co. Ltd.	7,100	94,410
Eco's Co. Ltd.	100	1,660
EDION Corp.	56,000	740,701
Ehime Bank Ltd.	8,800	62,576
Eizo Corp.	5,400	77,414
EJ Holdings, Inc.	1,100	12,058
Electric Power Development Co. Ltd.	58,800	988,028
Endo Lighting Corp.	7,000	99,945
eRex Co. Ltd.	26,400	142,261
ERI Holdings Co. Ltd.	400	5,842
Exedy Corp.	27,500	819,853
FCC Co. Ltd.	30,400	593,367
Feed One Co. Ltd.	5,800	39,037
Ferrotec Holdings Corp.(2)	49,700	910,089
FIDEA Holdings Co. Ltd.	3,420	35,256
Financial Partners Group Co. Ltd.	2,500	40,163
First Bank of Toyama Ltd.	28,900	195,668
FJ Next Holdings Co. Ltd.	3,500	29,763
Foster Electric Co. Ltd.	12,100	118,932
France Bed Holdings Co. Ltd.	3,100	27,159
Fudo Tetra Corp.	8,300	127,316
Fuji Co. Ltd.(2)	10,200	143,776
Fuji Corp. Ltd.	3,300	15,801
Fuji Oil Co. Ltd.	15,900	32,818
Fuji Seal International, Inc.	25,200	449,148
Fujibo Holdings, Inc.	5,300	192,320
Fujikura Composites, Inc.	4,600	45,051
FuKoKu Co. Ltd.(2)	2,900	33,625
Fukuyama Transporting Co. Ltd.	6,700	151,565
Furukawa Battery Co. Ltd.(1)	500	4,779
Furukawa Co. Ltd.	25,100	391,765
Furukawa Electric Co. Ltd.	34,500	1,638,590
Furuno Electric Co. Ltd.	20,100	401,673
Fuso Chemical Co. Ltd.	15,200	403,798
Futaba Industrial Co. Ltd.	40,800	210,998
Fuyo General Lease Co. Ltd.	42,200	1,165,936
Gakken Holdings Co. Ltd.	2,000	13,191
Gamecard-Joyco Holdings, Inc.	1,700	28,945
Gecoss Corp.	400	3,374
Genky DrugStores Co. Ltd.	7,700	191,997

Geo Holdings Corp.	14,900	168,854
GLOBERIDE, Inc.	1,100	15,552
Glory Ltd.	40,800	871,259
Godo Steel Ltd.	5,200	136,009
GS Yuasa Corp.	72,700	1,324,501
G-Tekt Corp.	11,200	134,429
Gunma Bank Ltd.	156,900	1,299,212
Gunze Ltd.	9,600	224,984
H2O Retailing Corp.	75,300	1,029,058
Hagihara Industries, Inc.	4,200	43,287
Hagiwara Electric Holdings Co. Ltd.	2,600	60,218
Hakudo Co. Ltd.	1,200	18,855
Hakuto Co. Ltd.(2)	800	21,582
Halows Co. Ltd.	4,300	140,517
Hamakyorex Co. Ltd.	32,400	288,693
Hanwa Co. Ltd.	23,400	849,176
Happinet Corp.	8,200	294,818
Hazama Ando Corp.	152,900	1,536,496
Heiwa Corp.	22,500	327,268
Heiwado Co. Ltd.	29,700	566,249
HI-LEX Corp.	5,600	63,627
Hino Motors Ltd.(1)	250,500	809,533
Hirano Tecseed Co. Ltd.	800	8,338
HIS Co. Ltd.(2)	41,000	459,138
Hodogaya Chemical Co. Ltd.	4,200	43,329
Hokko Chemical Industry Co. Ltd.	1,000	8,950
Hokkoku Financial Holdings, Inc.(2)	2,400	82,379
Hokuetsu Corp.(2)	10,500	73,440
Hokuhoku Financial Group, Inc.	28,100	541,608
H-One Co. Ltd.	9,300	80,744
Honeys Holdings Co. Ltd.(2)	6,100	64,439
Hoosiers Holdings Co. Ltd.	2,300	19,042
Hosiden Corp.	12,700	191,255
Hosokawa Micron Corp.	1,600	44,044
HS Holdings Co. Ltd.	3,700	24,847
Hyakugo Bank Ltd.	59,400	291,006
Hyakujushi Bank Ltd.	4,300	120,051
Ichikoh Industries Ltd.	4,500	11,823
Ichinen Holdings Co. Ltd.	6,900	78,136
IDOM, Inc.	29,400	208,408
Iino Kaiun Kaisha Ltd.(2)	84,700	579,317
Inabata & Co. Ltd.	31,600	694,200
I-Net Corp.	1,500	19,456
INFRONEER Holdings, Inc.	197,100	1,607,385
Innotech Corp.	1,800	17,004
Internet Initiative Japan, Inc.	900	17,352
Inui Global Logistics Co. Ltd.(2)	13,700	116,049
Iriso Electronics Co. Ltd.	15,500	280,303
Ise Chemicals Corp.(2)	700	120,990
Ishihara Sangyo Kaisha Ltd.	28,900	370,997
Ito En Ltd.	64,500	1,414,901
Ito En Ltd., Preference Shares	15,300	187,563
Itochu Enex Co. Ltd.	20,700	242,068
Itochu-Shokuhin Co. Ltd.	2,200	152,578
IwaiCosmo Holdings, Inc.	8,800	129,682

Iwatani Corp.	27,500	283,440
Iyogin Holdings, Inc.	8,400	91,503
Izumi Co. Ltd.	19,100	434,254
J Front Retailing Co. Ltd.	99,500	1,393,508
J Trust Co. Ltd.	15,700	44,866
Jaccs Co. Ltd.(2)	20,100	563,211
JAFCO Group Co. Ltd.	800	13,497
Japan Aviation Electronics Industry Ltd.	15,000	259,784
Japan Cash Machine Co. Ltd.	5,000	34,081
Japan Engine Corp.	1,800	51,368
Japan Lifeline Co. Ltd.	7,400	74,406
Japan Petroleum Exploration Co. Ltd.	115,900	802,880
Japan Pulp & Paper Co. Ltd.	55,100	226,922
Japan Transcity Corp.	7,000	45,283
Japan Wool Textile Co. Ltd.(2)	1,300	13,468
JDC Corp.	2,900	9,403
JGC Holdings Corp.	30,400	255,313
JM Holdings Co. Ltd.(2)	2,900	49,102
J-Oil Mills, Inc.	9,600	131,076
Joshin Denki Co. Ltd.	5,800	91,631
JSB Co. Ltd.	2,200	55,765
JSP Corp.	5,600	71,664
JTEKT Corp.	171,400	1,347,041
Juroku Financial Group, Inc.	11,800	402,606
JVCKenwood Corp.	123,200	1,007,247
Kaga Electronics Co. Ltd.	35,700	657,335
Kamei Corp.	6,600	107,758
Kanadevia Corp.	167,300	1,091,690
Kanamoto Co. Ltd.	35,500	811,112
Kandenko Co. Ltd.	3,000	61,756
Kaneka Corp.	33,300	904,516
Kanematsu Corp.	70,900	1,340,444
Kanto Denka Kogyo Co. Ltd.	31,100	181,855
Kato Sangyo Co. Ltd.	15,200	557,908
Kawada Technologies, Inc.	8,500	213,406
Kawai Musical Instruments Manufacturing Co. Ltd.	600	10,780
Keihan Holdings Co. Ltd.	54,900	1,196,125
Keihanshin Building Co. Ltd.	200	2,080
Keiyo Bank Ltd.	19,400	129,652
Kenko Mayonnaise Co. Ltd.	2,000	25,500
KH Neochem Co. Ltd.(2)	28,200	482,128
Kitz Corp.	56,400	454,424
Kiyo Bank Ltd.	24,100	432,995
Koatsu Gas Kogyo Co. Ltd.	3,900	27,866
Koei Chemical Co. Ltd.	200	3,124
Kohnan Shoji Co. Ltd.	17,200	443,150
Kojima Co. Ltd.(2)	14,400	103,930
Komeri Co. Ltd.	12,600	251,709
Komori Corp.	18,600	185,454
Konica Minolta, Inc.(1)	251,300	766,820
Konishi Co. Ltd.	15,400	118,080
Konoike Transport Co. Ltd.	20,700	407,936
KPP Group Holdings Co. Ltd.	30,300	151,319
Krosaki Harima Corp.	8,000	161,178
KRS Corp.	1,700	25,496

K's Holdings Corp.	66,000	634,937
Kumagai Gumi Co. Ltd.	25,200	721,935
Kurabo Industries Ltd.	8,300	409,182
Kuraray Co. Ltd.	104,500	1,323,117
Kureha Corp.(2)	27,100	631,193
Kurimoto Ltd.	3,700	141,607
KYB Corp.	35,600	771,349
Kyoei Steel Ltd.	11,400	153,540
Kyokuto Securities Co. Ltd.	2,100	20,967
Kyokuyo Co. Ltd.	7,400	229,586
Kyudenko Corp.	4,700	172,701
Kyushu Financial Group, Inc.	31,800	161,327
Kyushu Leasing Service Co. Ltd.	1,800	14,604
Lacto Japan Co. Ltd.	1,600	39,109
Life Corp.	24,200	340,166
Lintec Corp.	7,600	150,598
Look Holdings, Inc.	1,600	25,763
Macnica Holdings, Inc.	47,100	622,580
Mamiya-Op Co. Ltd.(2)	400	3,693
Mars Group Holdings Corp.	4,700	92,435
Marubun Corp.	700	4,882
Marudai Food Co. Ltd.	6,400	80,981
Maruha Nichiro Corp.	44,400	959,213
Maruzen Showa Unyu Co. Ltd.	4,700	206,638
Matsuda Sangyo Co. Ltd.	5,900	135,681
Maxell Ltd.	11,100	138,402
MCJ Co. Ltd.	17,200	157,215
Mebuki Financial Group, Inc.	252,400	1,243,582
Megachips Corp.	200	6,748
Megmilk Snow Brand Co. Ltd.	29,200	570,725
Meidensha Corp.	500	15,055
Meiji Shipping Group Co. Ltd.	4,400	20,759
Meiko Electronics Co. Ltd.	5,700	226,858
Meisei Industrial Co. Ltd.	8,800	89,716
Meiwa Corp.	5,100	23,794
MIMAKI ENGINEERING Co. Ltd.	10,900	141,251
Ministop Co. Ltd.	800	10,117
Miraial Co. Ltd.(2)	1,700	14,860
Mirait One Corp.	48,200	850,758
Mitsuba Corp.	24,600	141,232
Mitsubishi Kakoki Kaisha Ltd.	16,000	213,798
Mitsubishi Logisnext Co. Ltd.(2)	16,400	248,156
Mitsubishi Materials Corp.	35,400	550,544
Mitsubishi Paper Mills Ltd.(2)	11,100	49,359
Mitsubishi Research Institute, Inc.	1,600	51,327
Mitsubishi Shokuhin Co. Ltd.	8,000	350,556
Mitsubishi Steel Manufacturing Co. Ltd.	1,900	19,935
Mitsui High-Tec, Inc.(2)	32,100	160,699
Mitsui Matsushima Holdings Co. Ltd.(2)	5,600	188,873
Mitsui Mining & Smelting Co. Ltd.	40,900	1,394,958
Mitsui-Soko Holdings Co. Ltd.	40,800	1,076,484
Miyaji Engineering Group, Inc.(2)	16,000	202,774
Miyazaki Bank Ltd.	3,700	88,241
Mizuho Leasing Co. Ltd.	80,000	594,356
Mizuho Medy Co. Ltd.	2,800	30,110

Modec, Inc.	49,600	1,731,842
Morinaga Milk Industry Co. Ltd.	31,200	716,551
Moriroku Co. Ltd.	5,300	95,403
Morita Holdings Corp.	7,200	105,744
Mugen Estate Co. Ltd.	4,200	60,092
Musashi Seimitsu Industry Co. Ltd.	33,200	652,630
Musashino Bank Ltd.	14,200	320,841
Nachi-Fujikoshi Corp.	11,400	241,519
Nafco Co. Ltd.	1,100	13,386
Nagase & Co. Ltd.	44,900	852,662
Nagoya Railroad Co. Ltd.	183,200	2,069,492
Nakayama Steel Works Ltd.	19,500	86,042
Namura Shipbuilding Co. Ltd.(2)	59,100	864,822
Nankai Electric Railway Co. Ltd.	52,600	795,122
Nanto Bank Ltd.	20,300	575,541
Nasu Denki Tekko Co. Ltd.	100	9,065
NEC Capital Solutions Ltd.	4,200	110,470
NHK Spring Co. Ltd.	41,700	461,519
Nichicon Corp.(2)	13,100	107,527
Nichireki Group Co. Ltd.	1,100	19,163
Nichirin Co. Ltd.	2,700	66,435
Nihon Chouzai Co. Ltd.	10,800	241,259
Nihon Dempa Kogyo Co. Ltd.	8,800	43,771
Nihon Dengi Co. Ltd.	200	5,552
Nihon Flush Co. Ltd.	400	2,290
Nihon House Holdings Co. Ltd.(2)	7,900	17,410
Nihon Nohyaku Co. Ltd.	16,600	92,296
Nihon Tokushu Toryo Co. Ltd.	500	6,292
Nikkiso Co. Ltd.	48,600	404,686
Nikkon Holdings Co. Ltd.	39,800	884,641
Nippn Corp.	16,800	254,236
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,224
Nippon Carbide Industries Co., Inc.	2,400	29,459
Nippon Chemical Industrial Co. Ltd.	2,800	38,489
Nippon Chemi-Con Corp.(1)(2)	6,900	52,417
Nippon Coke & Engineering Co. Ltd.(1)(2)	122,200	71,955
Nippon Concrete Industries Co. Ltd.	2,500	5,176
Nippon Denko Co. Ltd.(2)	29,300	51,352
Nippon Densetsu Kogyo Co. Ltd.	6,500	108,230
Nippon Kayaku Co. Ltd.	26,100	235,868
Nippon Light Metal Holdings Co. Ltd.	43,700	489,981
Nippon Paper Industries Co. Ltd.	134,800	996,267
Nippon Seiki Co. Ltd.	1,600	15,575
Nippon Shokubai Co. Ltd.	73,000	840,859
Nippon Signal Co. Ltd.	17,200	125,919
Nippon Television Holdings, Inc.	3,300	74,680
Nippon Yakin Kogyo Co. Ltd.(2)	10,600	287,047
Nipro Corp.	78,000	686,368
Nishikawa Rubber Co. Ltd.	16,400	278,850
Nishi-Nippon Financial Holdings, Inc.	49,700	740,476
Nishi-Nippon Railroad Co. Ltd.	33,600	509,848
Nishio Holdings Co. Ltd.	19,200	525,732
Nissan Shatai Co. Ltd.	46,400	355,873
Nissha Co. Ltd.	2,400	21,491
Nisshin Oillio Group Ltd.	13,100	438,796

Nissin Corp.	6,900	387,936
Nissui Corp.	221,900	1,300,117
Niterra Co. Ltd.	7,000	224,925
Nittetsu Mining Co. Ltd.(2)	8,700	421,164
Nojima Corp.	39,300	749,761
NOK Corp.	48,700	715,843
Noritake Co. Ltd.	3,700	95,444
Noritsu Koki Co. Ltd.	6,100	189,911
North Pacific Bank Ltd.	71,300	281,860
NPR-RIKEN Corp.	4,800	80,304
NS United Kaiun Kaisha Ltd.(2)	9,800	259,113
NSK Ltd.	22,100	99,377
NTN Corp.	558,900	836,884
Ogaki Kyoritsu Bank Ltd.	1,200	20,857
Oisix ra daichi, Inc.(1)	14,000	151,504
Oji Holdings Corp.	11,700	55,502
Oki Electric Industry Co. Ltd.	106,500	1,016,255
Okinawa Cellular Telephone Co.	10,500	347,012
Okinawa Financial Group, Inc.	5,800	114,183
Okura Industrial Co. Ltd.	2,900	85,495
Okuwa Co. Ltd.	2,200	13,757
Olympic Group Corp.	500	1,423
Onoken Co. Ltd.	3,900	38,378
Onward Holdings Co. Ltd.	32,600	126,970
Orient Corp.	28,170	163,451
Oriental Shiraishi Corp.	13,400	34,114
Osaka Steel Co. Ltd.(2)	14,500	253,737
OSG Corp.(2)	76,800	878,739
Pacific Industrial Co. Ltd.(2)	28,600	259,616
Pack Corp.	600	13,084
PAL GROUP Holdings Co. Ltd.	10,100	248,218
Pasona Group, Inc.(2)	5,100	80,543
Penta-Ocean Construction Co. Ltd.	359,500	2,175,746
PILLAR Corp.(2)	7,100	184,253
Press Kogyo Co. Ltd.	53,100	202,203
Prima Meat Packers Ltd.	13,000	204,977
PS Construction Co. Ltd.	20,600	251,691
Raito Kogyo Co. Ltd.	300	5,995
Raiznext Corp.	700	8,240
Rasa Industries Ltd.	2,500	57,966
Rengo Co. Ltd.	171,900	886,208
Resorttrust, Inc.	50,200	568,351
Restar Corp.	8,200	140,734
Retail Partners Co. Ltd.	2,700	24,971
Ricoh Leasing Co. Ltd.	10,300	370,987
Riken Technos Corp.	15,500	116,242
Riken Vitamin Co. Ltd.	1,800	31,753
Round One Corp.	71,800	551,648
Ryobi Ltd.	17,900	270,454
RYODEN Corp.(2)	3,100	58,937
S Foods, Inc.	3,200	57,893
Sakai Chemical Industry Co. Ltd.	10,300	187,156
Sakata INX Corp.	29,200	388,553
Sakura Internet, Inc.(2)	300	7,211
Sala Corp.(2)	13,400	86,637

San Holdings, Inc.	800	8,385
San ju San Financial Group, Inc.	11,500	219,472
San-A Co. Ltd.	7,800	160,590
San-Ai Obbli Co. Ltd.	26,800	322,763
Sangetsu Corp.	3,900	77,589
San-In Godo Bank Ltd.	43,100	375,784
SANIX HOLDINGS, Inc.(1)	1,600	2,881
Sanken Electric Co. Ltd.(1)(2)	2,000	104,323
Sanki Engineering Co. Ltd.	36,600	962,340
Sanko Gosei Ltd.	1,200	5,138
Sankyo Frontier Co. Ltd.	400	5,342
Sankyo Tateyama, Inc.(2)	9,200	39,214
Sankyu, Inc.	27,600	1,327,538
Sanoh Industrial Co. Ltd.	16,400	70,773
Sansha Electric Manufacturing Co. Ltd.	2,000	11,432
Sanshin Electronics Co. Ltd.	6,100	95,985
Sanwa Holdings Corp.	21,400	736,743
Sanyo Chemical Industries Ltd.	4,100	104,928
Sanyo Denki Co. Ltd.	3,600	253,354
Sanyo Trading Co. Ltd.	7,400	74,189
Sato Corp.	19,600	275,744
Sawai Group Holdings Co. Ltd.	7,500	93,012
SBI Leasing Services Co. Ltd.	1,200	30,686
SBI Sumishin Net Bank Ltd.	400	12,959
SBS Holdings, Inc.	11,300	212,431
Scroll Corp.	5,900	43,482
SEC Carbon Ltd.	2,000	27,753
Seed Co. Ltd.	1,600	4,871
Seika Corp.	3,500	114,592
Seiko Electric Co. Ltd.	1,500	13,829
Seiko Group Corp.	16,800	474,262
Seino Holdings Co. Ltd.	1,500	22,542
Sekisui Kasei Co. Ltd.	2,100	4,644
SEMITEC Corp.	800	10,686
Senko Group Holdings Co. Ltd.	127,900	1,588,126
Senshu Electric Co. Ltd.	6,800	224,626
Senshu Ikeda Holdings, Inc.(2)	224,600	845,853
Shibaura Electronics Co. Ltd.	100	4,123
Shibaura Machine Co. Ltd.	22,400	519,663
Shibusawa Logistics Corp.	100	2,718
Shibuya Corp.	5,300	121,901
Shikoku Bank Ltd.	11,400	90,645
Shikoku Kasei Holdings Corp.(2)	15,100	202,336
Shin Nippon Air Technologies Co. Ltd.	9,200	142,498
Shin Nippon Biomedical Laboratories Ltd.	1,000	9,419
Shinagawa Refractories Co. Ltd.	11,100	129,277
Shinmaywa Industries Ltd.	58,100	567,150
Shinnihon Corp.	19,000	213,855
Shinsho Corp.	7,500	102,040
Shinwa Co. Ltd.	1,000	20,732
Ship Healthcare Holdings, Inc.	21,000	271,315
Showa Sangyo Co. Ltd.	9,700	194,845
Siix Corp.	29,100	233,422
Sinfonia Technology Co. Ltd.	3,200	172,707
SK-Electronics Co. Ltd.	3,000	50,521

SKY Perfect JSAT Holdings, Inc.	125,200	1,089,962
Soda Nikka Co. Ltd.	4,000	29,639
Sodick Co. Ltd.	34,300	215,303
Soken Chemical & Engineering Co. Ltd.	1,600	17,350
Sotetsu Holdings, Inc.	38,400	572,948
Starts Corp., Inc.	16,100	472,626
St-Care Holding Corp.	1,900	9,686
Stella Chemifa Corp.	1,700	44,423
Studio Alice Co. Ltd.	700	9,963
Subaru Enterprise Co. Ltd.	500	11,061
Sumida Corp.	31,000	216,929
Sumiseki Holdings, Inc.	11,000	50,695
Sumitomo Densetsu Co. Ltd.	6,300	281,032
Sumitomo Osaka Cement Co. Ltd.	38,600	1,025,810
Sumitomo Riko Co. Ltd.	37,800	451,772
Sumitomo Seika Chemicals Co. Ltd.(2)	3,700	115,751
Sumitomo Warehouse Co. Ltd.	600	12,471
Sun Frontier Fudousan Co. Ltd.	6,000	85,956
Sun-Wa Technos Corp.(2)	1,300	20,754
Suruga Bank Ltd.	20,900	192,861
Suzuken Co. Ltd.	7,700	283,680
SWCC Corp.	14,000	675,696
T RAD Co. Ltd.	1,600	53,083
Tachibana Eletech Co. Ltd.	200	3,533
Tachikawa Corp.	400	4,168
Tachi-S Co. Ltd.	18,000	215,439
Taiheiyo Cement Corp.	53,300	1,363,444
Taiho Kogyo Co. Ltd.	1,500	6,905
Taikisha Ltd.	19,400	327,430
Taisei Oncho Co. Ltd.	1,000	27,380
Takamatsu Construction Group Co. Ltd.	400	7,793
Takamiya Co. Ltd.	1,000	2,370
Takaoka Toko Co. Ltd.	4,000	61,900
Takara Standard Co. Ltd.	34,200	547,165
Takasago International Corp.	13,100	598,813
Takasago Thermal Engineering Co. Ltd.	3,600	165,434
Takashimaya Co. Ltd.	204,100	1,626,796
Take & Give Needs Co. Ltd.	2,600	15,355
Tamron Co. Ltd.	3,200	76,535
Tamura Corp.	28,300	87,907
Tanseisha Co. Ltd.	1,400	10,492
Teijin Ltd.	155,800	1,250,887
Tekken Corp.	2,100	38,943
Tera Probe, Inc.	2,300	44,171
Tess Holdings Co. Ltd.	22,300	54,259
Tigers Polymer Corp.	900	5,036
Toa Corp.	34,100	353,140
TOA ROAD Corp.	1,400	14,771
Toagosei Co. Ltd.(2)	30,100	292,035
TOBISHIMA HOLDINGS, Inc.	1,900	24,719
Toenec Corp.	46,700	382,765
Toho Co. Ltd.(2)	2,800	62,233
Toho Holdings Co. Ltd.	25,700	812,041
Toho Titanium Co. Ltd.	24,900	195,786
Tokai Carbon Co. Ltd.(2)	214,800	1,538,902

TOKAI Holdings Corp.	84,700	579,562
Tokai Rika Co. Ltd.	32,000	487,477
Tokuyama Corp.	60,900	1,186,298
Tokyo Kiraboshi Financial Group, Inc.	25,600	999,326
Tokyo Steel Manufacturing Co. Ltd.	49,700	530,212
Tokyo Tekko Co. Ltd.	5,700	221,819
Tokyotokeiba Co. Ltd.	11,600	361,699
Tokyu Construction Co. Ltd.	91,200	577,225
Toli Corp.	1,800	6,086
Tomen Devices Corp.	700	27,515
Tomoku Co. Ltd.	2,500	49,027
TOMONY Holdings, Inc.	144,000	537,269
Topre Corp.	30,300	375,306
Topy Industries Ltd.	7,900	124,898
Torishima Pump Manufacturing Co. Ltd.(2)	8,600	115,897
Toshiba TEC Corp.	2,800	57,305
Totech Corp.	10,000	202,679
Totetsu Kogyo Co. Ltd.	1,100	26,589
Toyo Engineering Corp.	16,600	74,212
Toyo Seikan Group Holdings Ltd.	28,100	551,090
Toyo Tanso Co. Ltd.	6,300	184,816
Toyo Tire Corp.	73,500	1,525,456
Toyobo Co. Ltd.(2)	66,500	414,888
Toyoda Gosei Co. Ltd.	54,000	1,045,866
Toyota Boshoku Corp.	64,700	922,367
TPR Co. Ltd.	11,800	161,109
Traders Holdings Co. Ltd.	4,600	34,158
TRE Holdings Corp.	35,724	331,764
Trusco Nakayama Corp.	19,200	272,083
TS Tech Co. Ltd.	44,200	493,654
Tsubakimoto Chain Co.	40,600	511,909
Tsuburaya Fields Holdings, Inc.	1,200	15,926
Tsugami Corp.	21,100	272,279
Tsukishima Holdings Co. Ltd.	12,300	172,913
Tsukuba Bank Ltd.	18,800	31,513
Tsuzuki Denki Co. Ltd.	300	5,777
TV Asahi Holdings Corp.	5,400	97,604
Tv Tokyo Holdings Corp.	1,000	24,745
UACJ Corp.	31,500	1,064,922
UBE Corp.	18,600	291,366
Uchida Yoko Co. Ltd.	7,200	448,885
UEX Ltd.	3,400	18,054
Unipres Corp.	23,400	160,117
United Arrows Ltd.	12,200	178,345
UNITED, Inc.(2)	800	3,348
V Technology Co. Ltd.	1,800	39,654
Valor Holdings Co. Ltd.	42,100	712,983
Vertex Corp.	3,000	43,866
Vital KSK Holdings, Inc.	5,300	46,379
VT Holdings Co. Ltd.	41,800	138,559
Wacom Co. Ltd.	32,500	144,534
Wakita & Co. Ltd.	8,200	99,269
Warabeya Nichiyo Holdings Co. Ltd.	8,900	139,606
Wellnet Corp.	5,000	25,761
Willplus Holdings Corp.	900	6,246

Xebio Holdings Co. Ltd.	4,400	34,857
YAMABIKO Corp.	23,200	338,783
Yamada Holdings Co. Ltd.	3,100	9,312
Yamae Group Holdings Co. Ltd.	11,100	180,206
Yamaichi Electronics Co. Ltd.	6,300	103,072
Yamax Corp.	2,200	24,005
Yellow Hat Ltd.	7,800	81,955
Yokogawa Bridge Holdings Corp.	35,400	625,782
Yokohama Rubber Co. Ltd.(2)	16,200	407,245
Yokorei Co. Ltd.	24,000	145,357
Yorozu Corp.	1,600	9,986
Yuasa Trading Co. Ltd.	12,100	378,688
Yurtec Corp.	38,200	519,253
Yushiro, Inc.(2)	1,500	20,926
Zacros Corp.	8,900	232,860
Zenrin Co. Ltd.	32,600	261,528
		170,031,197
Netherlands — 1.2%
Acomo NV	1,185	31,145
Alfen NV(1)(2)	9,550	123,665
AMG Critical Materials NV(2)	8,712	185,429
ASR Nederland NV(2)	24,187	1,550,949
Basic-Fit NV(1)(2)	22,750	596,909
Brunel International NV(2)	6,098	62,492
Constellium SE(1)	31,616	383,818
Corbion NV(2)	26,584	574,084
ForFarmers NV	2,391	11,446
Fugro NV	29,380	372,737
Kendrion NV(2)	2,884	37,526
Koninklijke BAM Groep NV	24,423	204,205
Koninklijke Heijmans NV, CVA	12,794	813,102
Koninklijke Vopak NV(2)	10,191	466,832
Nedap NV	63	4,542
OCI NV(1)	42,342	368,139
SBM Offshore NV(2)	33,424	766,888
SIF Holding NV(1)	1,046	11,565
Sligro Food Group NV	2,450	38,122
Van Lanschot Kempen NV	1,172	72,654
		6,676,249
New Zealand — 0.4%
Air New Zealand Ltd.	2,125,454	762,725
Channel Infrastructure NZ Ltd.(2)	5,917	7,540
Fletcher Building Ltd.(1)	357,873	671,960
KMD Brands Ltd.(1)(2)	13,702	2,492
Oceania Healthcare Ltd.(1)	371,672	139,566
PGG Wrightson Ltd.	3,178	3,975
Ryman Healthcare Ltd.(1)(2)	158,885	198,950
SKY Network Television Ltd.	10,714	17,211
SKYCITY Entertainment Group Ltd.(1)(2)	718,901	407,336
Warehouse Group Ltd.(1)	4,116	2,336
		2,214,091
Norway — 1.9%
2020 Bulkers Ltd.	17,002	201,433
ABG Sundal Collier Holding ASA	52,525	34,368
Aker Solutions ASA	218,942	714,707

AMSC ASA(1)	5,422	795
Avance Gas Holding Ltd.	8,412	1,341
Bluenord ASA(1)	6,213	358,507
BW LPG Ltd.	59,792	611,721
BW Offshore Ltd.	38,296	126,026
Cool Co. Ltd.	18,018	109,226
DNO ASA	417,416	497,108
DOF Group ASA	4,094	35,701
Grieg Seafood ASA	3,641	24,106
Hoegh Autoliners ASA	77,662	646,407
Kid ASA	6,221	90,769
Klaveness Combination Carriers ASA	4,897	29,786
Kongsberg Automotive ASA(1)	262,738	41,576
MPC Container Ships ASA	285,447	448,843
Nordic Mining ASA(1)	48,538	110,745
Norske Skog ASA(1)	38,365	84,076
Norwegian Air Shuttle ASA	878,817	1,230,609
Odfjell Drilling Ltd.	15,262	95,036
Odfjell SE, Class A	16,842	180,055
Odfjell Technology Ltd.	6,441	30,840
OKEA ASA(1)	3,401	5,616
Panoro Energy ASA(1)	67,352	158,502
Rana Gruber ASA	14,305	99,446
Scatec ASA(1)	109,258	936,678
Sea1 offshore, Inc.	27,088	63,982
Shelf Drilling Ltd.(1)	31,247	21,092
Solstad Maritime Holding AS	5,177	11,158
SpareBank 1 Nord Norge	59,349	856,521
SpareBank 1 SMN	32,306	609,354
SpareBank 1 Sor-Norge ASA	622	10,836
Sparebanken More	1,335	13,374
Sparebanken Norge	8,006	122,057
Stolt-Nielsen Ltd.	14,441	361,600
TGS ASA	123,497	1,016,045
Wallenius Wilhelmsen ASA	36,719	286,675
		10,276,717
Portugal — 0.3%
CTT-Correios de Portugal SA	120,989	1,018,239
Ibersol SGPS SA	9	102
Mota-Engil SGPS SA(1)(2)	93,868	480,250
Semapa-Sociedade de Investimento e Gestao	13,752	275,503
Sonae SGPS SA	6,934	9,611
		1,783,705
Singapore — 1.7%
Aztech Global Ltd.	45,100	18,862
BRC Asia Ltd.	5,500	13,403
Bumitama Agri Ltd.	185,600	104,230
Centurion Corp. Ltd.	10,500	11,860
China Sunsine Chemical Holdings Ltd.	27,500	11,814
CNMC Goldmine Holdings Ltd.	147,400	48,795
CSE Global Ltd.	583,103	191,968
First Resources Ltd.	719,700	789,985
Food Empire Holdings Ltd.	18,700	25,189
Frencken Group Ltd.	10,000	8,881
Geo Energy Resources Ltd.	1,536,800	458,165

Golden Agri-Resources Ltd.	3,815,900	738,668
Hafnia Ltd.	51,317	259,239
Hong Fok Corp. Ltd.	54,400	31,801
Hong Leong Asia Ltd.	89,300	81,517
Hour Glass Ltd.	33,400	41,470
Hutchison Port Holdings Trust, U Shares	4,728,500	750,843
InnoTek Ltd.	9,200	2,494
ISDN Holdings Ltd.	42,600	10,237
Keppel Infrastructure Trust	166,200	50,256
OUE Ltd.	15,900	12,078
Rex International Holding Ltd.(1)	2,506,100	251,947
RH PetroGas Ltd.(1)	232,700	25,530
Riverstone Holdings Ltd.(2)	22,600	11,976
Samudera Shipping Line Ltd.	662,200	418,158
Sing Holdings Ltd.	11,800	3,120
Singapore Post Ltd.(2)	10,800	4,640
Tuan Sing Holdings Ltd.	421,959	76,760
Wee Hur Holdings Ltd.	1,296,700	420,926
Yangzijiang Financial Holding Ltd.	5,290,800	2,972,759
Yangzijiang Shipbuilding Holdings Ltd.	754,500	1,236,106
Yanlord Land Group Ltd.(1)	316,700	112,655
Yoma Strategic Holdings Ltd.(1)	748,200	50,300
		9,246,632
Spain — 1.8%
Acerinox SA	79,239	935,996
Aedas Homes SA	1,272	39,318
Amper SA(1)(2)	49,658	8,075
Atresmedia Corp. de Medios de Comunicacion SA	28,212	190,552
Audax Renovables SA	10,126	18,671
Bankinter SA	194,540	2,502,886
Construcciones y Auxiliar de Ferrocarriles SA	6,874	380,252
Deoleo SA(1)(2)	10,719	2,474
Ence Energia y Celulosa SA(2)	46,453	152,531
Ercros SA	14,395	48,266
Gestamp Automocion SA(2)	76,669	255,138
Grenergy Renovables SA(1)	4,861	385,644
Grupo Catalana Occidente SA	4,161	231,711
Laboratorios Farmaceuticos Rovi SA	699	43,213
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	5,557	8,641
Melia Hotels International SA	29,468	226,038
Miquel y Costas & Miquel SA	1,905	30,169
Neinor Homes SA(1)(2)	8,045	129,316
Obrascon Huarte Lain SA(1)(2)	399,714	144,854
Prosegur Cia de Seguridad SA(2)	23,862	73,945
Sacyr SA	349,362	1,413,981
Soltec Power Holdings SA(1)(2)	5,373	4,874
Tecnicas Reunidas SA(1)	25,367	535,420
Tubacex SA(2)	5,749	25,663
Unicaja Banco SA	437,668	962,040
Vidrala SA	4,734	506,706
Viscofan SA(2)	4,496	323,699
		9,580,073
Sweden — 4.8%
AcadeMedia AB	54,593	460,418
Alleima AB(2)	141,154	1,157,073

Alligo AB, Class B	8,097	95,160
Annehem Fastigheter AB, B Shares(1)	682	1,138
AQ Group AB	23,090	418,062
Arise AB	3,286	11,194
Arjo AB, B Shares	75,364	241,011
Atrium Ljungberg AB, B Shares(2)	2,960	10,087
Avanza Bank Holding AB	11,533	411,022
Beijer Alma AB	925	21,130
Better Collective AS(1)(2)	1,154	15,334
BICO Group AB(1)(2)	291	1,092
Bilia AB, A Shares	47,081	609,384
Billerud Aktiebolag(2)	118,109	1,286,462
BioGaia AB, B Shares	24,794	256,152
Bonava AB, B Shares(1)(2)	81,040	99,405
Bufab AB	72,855	635,279
Bulten AB	1,926	11,717
Bure Equity AB	25,561	769,679
Byggmax Group AB	14,631	79,765
Cibus Nordic Real Estate AB publ(2)	26,688	501,189
Cint Group AB(1)	130,198	98,385
Clas Ohlson AB, B Shares	31,976	878,373
Cloetta AB, B Shares	50,672	182,854
Corem Property Group AB, B Shares(2)	306,557	162,959
Dios Fastigheter AB	40,984	284,122
Dynavox Group AB(1)	83,088	912,736
Elanders AB, B Shares	400	2,621
Electrolux AB, B Shares(1)	114,410	745,993
Electrolux Professional AB, B Shares	2,474	16,796
Elekta AB, B Shares	49,660	261,472
Embracer Group AB(1)(2)	72,375	880,912
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	5,642
G5 Entertainment AB	3,291	41,011
Granges AB(2)	79,010	998,529
Hanza AB	3,491	29,379
Haypp Group AB(1)	2,850	32,701
Hexatronic Group AB(1)(2)	74,057	201,928
Hoist Finance AB	27,835	266,789
Hufvudstaden AB, A Shares	437	5,567
INVISIO AB	8,798	329,124
JM AB(2)	53,670	817,980
Loomis AB	48,084	1,860,139
Maha Energy AB(1)	15,860	5,693
MEKO AB	20,732	247,680
Mildef Group AB	4,762	130,167
Mycronic AB(2)	5,912	233,409
NCC AB, B Shares	72,236	1,368,389
Neobo Fastigheter AB(1)	12,453	21,363
Net Insight AB, B Shares(1)(2)	16,083	5,522
New Wave Group AB, B Shares	58,080	706,155
Nobia AB(1)(2)	94,593	40,797
Nolato AB, B Shares	11,630	71,846
Norion Bank AB(1)	18,091	87,436
Note AB(2)	10,438	176,476
NP3 Fastigheter AB(2)	9,293	251,144
Nyfosa AB(2)	75,900	690,104

Pandox AB	41,855	702,068
Paradox Interactive AB	27,158	544,152
Peab AB, Class B	135,931	1,166,267
Platzer Fastigheter Holding AB, B Shares(2)	10,720	84,433
Plejd AB(1)	2,387	159,350
RaySearch Laboratories AB	16,657	530,848
Rusta AB	30,213	233,735
Rvrc Holding AB	13,902	65,046
Samhallsbyggnadsbolaget i Norden AB, D Shares	43,927	38,744
Scandi Standard AB	23,842	225,922
SkiStar AB(2)	35,477	629,756
Solid Forsakring AB	4,180	35,222
Stendorren Fastigheter AB(1)	511	10,080
Storytel AB	17,993	186,143
TF Bank AB(1)	741	29,371
Troax Group AB	6,847	113,970
Truecaller AB, B Shares	100,404	677,016
Viaplay Group AB, B Shares(1)(2)	1,004,693	63,685
Wihlborgs Fastigheter AB	29,380	295,386
Yubico AB(1)(2)	1,054	16,979
Zinzino AB, Class B	5,663	112,056
		26,064,175
Switzerland — 4.4%
ALSO Holding AG	3,702	1,168,335
Arbonia AG(2)	25,598	185,683
Ascom Holding AG(2)	110	499
Autoneum Holding AG(2)	3,138	553,663
Basilea Pharmaceutica Ag Allschwil(1)	6,704	368,873
Bell Food Group AG	1,040	331,712
Bellevue Group AG	642	7,243
Bossard Holding AG, Class A	3,078	716,232
Bucher Industries AG	4,922	2,373,313
Burckhardt Compression Holding AG	828	613,516
Burkhalter Holding AG	2,286	355,333
Bystronic AG	174	72,900
Cembra Money Bank AG	9,307	1,144,459
Cicor Technologies Ltd.(1)	1,248	189,543
Clariant AG(1)(2)	84,846	956,878
Coltene Holding AG(1)	353	28,653
COSMO Pharmaceuticals NV	1,142	79,112
Daetwyler Holding AG, Bearer Shares	2,829	406,343
DKSH Holding AG	11,069	864,411
dormakaba Holding AG	1,072	954,586
EFG International AG(1)	56,644	1,009,302
Emmi AG	82	83,324
Feintool International Holding AG(1)	531	7,743
Forbo Holding AG	677	695,312
Gurit Holding AG, Bearer Shares(1)	8	180
Huber & Suhner AG	499	48,296
Implenia AG	14,383	846,628
Interroll Holding AG(1)	63	152,642
Kardex Holding AG	131	38,885
Komax Holding AG(1)(2)	1,444	198,791
Leonteq AG(2)	895	19,776
Liechtensteinische Landesbank AG	921	89,796
Medmix AG	8,628	111,154

Mobimo Holding AG	350	135,523
Montana Aerospace AG(1)	7,007	156,497
Orior AG(1)(2)	2,236	39,146
Phoenix Mecano AG	17	9,393
PolyPeptide Group AG(1)(2)	1,019	26,446
Rieter Holding AG(2)	435	40,555
Schweiter Technologies AG(2)	388	186,085
Sensirion Holding AG(1)	128	11,087
Siegfried Holding AG(1)	1,300	152,786
St. Galler Kantonalbank AG	370	217,790
Stadler Rail AG(2)	43,629	1,110,145
Swissquote Group Holding SA	7,213	4,324,165
TX Group AG	163	40,703
u-blox Holding AG(1)	1,182	131,969
Valiant Holding AG	8,471	1,244,859
Vetropack Holding AG	1,359	53,466
Vontobel Holding AG	9,062	681,356
V-ZUG Holding AG	209	18,844
Zehnder Group AG	3,687	285,188
		23,539,119
United Kingdom — 12.3%
Alpha Group International PLC	3,929	167,390
Anglo Asian Mining PLC(1)(2)	5,959	11,817
ASOS PLC(1)(2)	27,269	115,310
Atalaya Mining Copper SA(2)	16,376	96,396
Barratt Redrow PLC	56,166	349,099
Bellway PLC	4,316	157,720
Bodycote PLC	68,936	525,312
boohoo Group PLC(1)(2)	370,637	120,081
Burford Capital Ltd.	7,690	98,893
Burford Capital Ltd. (London)	14,483	186,210
Capricorn Energy PLC(1)	4,539	15,815
Central Asia Metals PLC	132,783	291,499
Close Brothers Group PLC(1)	86,655	389,328
CMC Markets PLC	41,032	155,240
Coats Group PLC	1,045,627	1,111,728
Computacenter PLC	48,410	1,698,479
Conduit Holdings Ltd.	6,331	32,111
DFS Furniture PLC(1)	45,978	101,282
Diversified Energy Co. PLC(2)	60,930	859,456
Dowlais Group PLC	170,896	153,098
Dr. Martens PLC	214,645	172,387
Drax Group PLC	346,274	3,094,496
Dunelm Group PLC	59,704	958,169
easyJet PLC	125,327	975,149
Ecora Resources PLC	39,689	31,411
Endeavour Mining PLC	20	613
Energean PLC(2)	107,271	1,328,471
EnQuest PLC	910,160	144,454
Essentra PLC	7,635	9,927
Everplay Group PLC(1)	10,178	41,826
Ferrexpo PLC(1)	83,361	60,786
Firstgroup PLC(2)	642,963	1,647,253
Forterra PLC	14,284	38,029
Frasers Group PLC(1)	56,102	555,376

Funding Circle Holdings PLC(1)	43,207	62,685
Games Workshop Group PLC	267	55,166
Genel Energy PLC(1)	36,022	25,752
Georgia Capital PLC(1)	5,227	131,922
Grafton Group PLC	7,738	105,523
Greggs PLC	57,585	1,602,521
Gulf Keystone Petroleum Ltd.	147,251	315,314
Gulf Marine Services PLC(1)	63,232	16,899
Halfords Group PLC	129,115	291,660
Hays PLC	249,302	242,019
Hikma Pharmaceuticals PLC	51,454	1,485,240
Hilton Food Group PLC	60,580	709,288
Hochschild Mining PLC	316,553	1,176,733
Howden Joinery Group PLC	61,533	714,056
Hunting PLC	60,621	210,190
Ibstock PLC	76,077	200,721
IG Design Group PLC(1)	4,688	5,368
IG Group Holdings PLC	72,042	1,089,763
Impax Asset Management Group PLC	31,269	77,710
Inchcape PLC	281,284	2,584,477
Indivior PLC(1)	809	10,326
International Personal Finance PLC	57,547	125,470
IQE PLC(1)(2)	231,413	35,068
J D Wetherspoon PLC	77,815	768,706
Jadestone Energy PLC(1)	43,668	11,469
JET2 PLC	121,925	3,054,316
Johnson Matthey PLC	123,295	2,860,326
Johnson Service Group PLC	218,021	436,041
Jubilee Metals Group PLC(1)(2)	2,770	142
Just Group PLC	234,458	473,298
Keller Group PLC	66,413	1,374,463
Lancashire Holdings Ltd.	116,772	954,139
Lion Finance Group PLC	25,415	2,287,862
Liontrust Asset Management PLC	34,295	174,516
Man Group PLC	149,203	352,593
Marks & Spencer Group PLC	810,134	4,089,353
Marston's PLC(1)	117,354	66,107
McBride PLC(1)	55,566	111,987
Me Group International PLC(2)	131,339	378,875
Mears Group PLC	63,395	356,515
Mitchells & Butlers PLC(1)	172,854	665,912
Mitie Group PLC	83,335	175,664
Molten Ventures PLC(1)	3,195	12,873
Morgan Advanced Materials PLC	119,020	340,120
Motorpoint group PLC(1)	61	122
MP Evans Group PLC	5,541	78,086
Ninety One PLC	87,765	189,934
OSB Group PLC	226,293	1,492,944
Pagegroup PLC	185,937	677,876
Pan African Resources PLC	1,575,177	985,053
Paragon Banking Group PLC	118,539	1,444,164
Petra Diamonds Ltd.(1)(2)	46,129	12,669
Pinewood Technologies Group PLC(1)	24,999	131,583
Plus500 Ltd.	56,878	2,611,428
PZ Cussons PLC	4,899	5,778

QinetiQ Group PLC	186,836	1,256,846
Quilter PLC	999,010	1,986,836
Rathbones Group PLC	383	8,514
Reach PLC	219,962	224,782
RHI Magnesita NV	10,717	401,623
S4 Capital PLC(1)(2)	99,847	37,843
Secure Trust Bank PLC	121	1,154
Senior PLC	4,464	10,237
Serica Energy PLC	290,293	600,132
SIG PLC(1)	76,887	15,681
Sigmaroc PLC(1)	357,464	518,945
Speedy Hire PLC	138,940	49,643
Spire Healthcare Group PLC	5,688	14,841
St. James's Place PLC	32,862	493,840
SThree PLC	63,429	201,405
Synthomer PLC(1)	60,077	84,518
Tate & Lyle PLC	52,514	391,890
TBC Bank Group PLC	27,495	1,655,996
TP ICAP Group PLC	298,222	1,054,077
Vanquis Banking Group PLC(1)	20,176	23,885
Vertu Motors PLC	50,582	44,329
Vesuvius PLC	131,198	637,486
Victrex PLC	30,715	325,274
Vp PLC	235	1,869
Watches of Switzerland Group PLC(1)	42,927	248,232
Watkin Jones PLC(1)	84,435	32,195
Wickes Group PLC	260,740	775,576
Xaar PLC(1)	533	896
Yellow Cake PLC(1)	118,765	772,164
Young & Co.'s Brewery PLC, Class A(2)	1,845	24,161
Yu Group PLC(2)	2,736	57,453
Zigup PLC	177,470	831,821
		66,327,540
United States — 0.3%
Chord Energy Corp.	4,951	445,590
Cleveland-Cliffs, Inc.(1)	1,384	8,069
Golar LNG Ltd.	29,554	1,216,442
		1,670,101
TOTAL COMMON STOCKS (Cost $438,378,218)		531,274,277
WARRANTS — 0.0%
Hong Kong — 0.0%
CSI Properties Ltd.(1)	17,500	36
Italy — 0.0%
Fincantieri SpA(1)	27,855	54,242
Webuild SpA(1)(2)	6,684	27,249
		81,491
TOTAL WARRANTS (Cost $—)		81,527
RIGHTS — 0.0%
Italy — 0.0%
Geox SpA(1)(2)	34,516	1,027
Spain — 0.0%
Viscofan SA(1)(2)	4,496	8,750

United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	9,544
TOTAL RIGHTS (Cost $19,600)		19,321
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,110,147	20,110,147
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,871,343	11,871,343
TOTAL SHORT-TERM INVESTMENTS (Cost $31,981,490)		31,981,490
TOTAL INVESTMENT SECURITIES — 104.7% (Cost $470,379,308)		563,356,615
OTHER ASSETS AND LIABILITIES — (4.7)%		(25,496,837)
TOTAL NET ASSETS — 100.0%		$537,859,778

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	12	June 2025	$1,240,980	$(33,734)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.2%
Materials	20.9%
Financials	15.8%
Consumer Discretionary	13.1%
Energy	9.4%
Consumer Staples	5.0%
Information Technology	3.7%
Communication Services	2.2%
Health Care	1.7%
Utilities	1.5%
Real Estate	1.3%
Short-Term Investments	5.9%
Other Assets and Liabilities	(4.7)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $55,615,144. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $59,187,079, which includes securities collateral of $47,315,736.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$135,949	$49,791,414	—
Austria	—	5,646,546	—
Belgium	—	7,895,633	—
Canada	—	50,312,761	—
China	—	83,362	—
Denmark	—	7,396,003	—
Finland	—	5,494,145	—
France	—	16,071,680	—
Germany	—	20,987,094	—
Hong Kong	—	7,431,242	—
Ireland	—	1,422,807	—
Israel	1,029,210	13,815,963	—
Italy	—	16,350,869	—
Japan	—	170,031,197	—
Netherlands	383,818	6,292,431	—
New Zealand	—	2,214,091	—
Norway	—	10,276,717	—
Portugal	—	1,783,705	—
Singapore	—	9,246,632	—
Spain	—	9,580,073	—
Sweden	—	26,064,175	—
Switzerland	—	23,539,119	—
United Kingdom	98,893	66,228,647	—
United States	1,670,101	—	—
Warrants	—	81,527	—
Rights	9,544	9,777	—
Short-Term Investments	31,981,490	—	—
	$35,309,005	$528,047,610	—
Liabilities
Other Financial Instruments
Futures Contracts	$33,734	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.